INCOME TAXES (Income Tax Expenses/(Benefits)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax expenses/(benefits)
Current	$ 3,401	$ 10,638	$ (1,587)
Deferred	1,177	(4,265)	2,314
Total	$ 4,578	$ 6,373	$ 727